Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent events
Subsequent events

42.Subsequent events

The sale process of the sustainable bond issuance of the Company with a nominal amount of USD 500 million, 7-year maturity, a redemption date of 24 January 2032, a fixed annual coupon rate of 7.65%, and a sales price of 100% of the nominal value, to qualified investors abroad was completed on 24 January 2025. The subscription agreement for the issuance was signed on 22 January 2025. The sustainable bond is listed on the Irish Stock Exchange (Euronext Dublin).

The sale process of the conventional bond issuance of the Company with a nominal amount of USD 500 million, 5-year maturity, a redemption date of 24 January 2030, a fixed annual coupon rate of 7.45%, and a sales price of 100% of the nominal value, to qualified investors abroad was completed on 24 January 2025. The subscription agreement for the issuance was signed on 22 January 2025. The bond is listed on the Irish Stock Exchange (Euronext Dublin).

Within the scope of the issue limit of TRY 8 billion approved by the Capital Markets Board; the book building of the financing bond issuance of the Company with a maturity date of 9 May 2025, an annual simple interest of 43.50% with a nominal amount of TRY 2 billion to qualified investors within Türkiye, without a public placement was completed, and the securities transferred to the investor accounts on 30 January 2025.

The capital of the Company’s subsidiary, CJSC Belarusian Telecommunications Network (“BeST”), has been increased by BYN 40,906 from BYN 1,322,960 to BYN 1,363,866. The Company’s pre-emption rights with respect to the capital increase have been fully paid.

On 25 March 2025, our Board of Directors resolved to propose, for approval at the 2024 General Assembly planned for 15 May 2025, the distribution of a gross dividend of TRY 8,000.0 million, corresponding to TRY 3.6363636 per share. The proposed distribution is planned to be made in two equal installments on 20 June 2025 and 26 December 2025, subject to the General Assembly’s approval.

The ‘Company Share Buyback Program’ for approval at the 2024 Ordinary General Assembly, scheduled for 15 May 2025. The program includes a buyback limit of up to TRY 8,500 million.